STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		97 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (5,714,107)	$ (4,257,839)	$ (20,163,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,162	19,337	67,065
Stock based compensation	1,822,895	1,265,450	5,568,689
Common stock issued for acquisition of license		28,800	28,800
Warrants issued for financing costs			467,840
Change in fair value of derivative liability	(579,906)	109,654	960,298
Contributed services			774,000
Amortization of debt discount			20,675
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	706,901	65,381	885,011
Cash used in operating activities	(3,744,055)	(2,769,217)	(11,391,097)
Cash flows from investing activities:
Acquisition of property and equipment			(15,833)
Acquisition of intangibles		(10,000)	(194,168)
Cash used in investing activities		(10,000)	(210,001)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	5,673,012	4,073,556	16,974,705
Proceeds from exercise of warrants		125,001	125,001
Cost of common stock and warrants sold	(70,003)	(3,500)	(73,503)
Proceeds from convertible notes - stockholder			155,000
Repayments of convertible notes - stockholder			(50,000)
Cash provided by financing activities	5,603,009	4,195,057	17,131,203
Net increase in cash	1,858,954	1,415,840	5,530,105
Cash, beginning of period	3,671,151	2,255,311
Cash, end of period	5,530,105	3,671,151	5,530,105
Supplemental cash flow information:
Cash paid for interest		45
Cash paid for income taxes
Non-cash financial activities:
Derivative liability reclassified to equity upon exercise of warrants		86,307
Payment of consulting and placement fees
Non-cash financial activities:
Common stock issued	110,695
Issued for acquistion of patent
Non-cash financial activities:
Common stock issued		$ 18,000